Segmented Information (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Segmented Information [Abstract]
Number of business segments	3
Segment Reporting Information [Line Items]
Revenues	$ 274,027,000		$ 221,968,000		$ 211,697,000
Property, plant and equipment	All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada.
Direct cost of revenues	126,076,000		104,677,000		96,035,000
Selling, general and administration	52,935,000	[1]	91,079,000	[2]	73,296,000	[3]
Other expense, net	10,240,000	[4]	22,371,000	[5]	8,219,000	[6]
Segment earnings (loss)	84,776,000		3,841,000		34,147,000
Depreciation and amortization	22,375,000		28,514,000		22,680,000
Restructuring charges	1,592,000		62,531,000		9,306,000
AECL arbitration and legal costs	12,172,000		9,207,000		1,944,000
(Gain) loss on sale of investments	(1,691,000)		1,054,000		0
Impairment of long-lived assets	0		1,632,000		938,000
Change in fair value of embedded derivatives	(2,649,000)		(13,050,000)		(7,922,000)
Operating income (loss) from continuing operations	52,977,000		(86,047,000)		7,201,000
Goodwill	2,532,000		2,474,000
Geographical information [Abstract]
Revenue	274,027,000		221,968,000		211,697,000
Significant customers [Abstract]
Revenue from major customer	60,800,000		20,600,000		38,400,000
Revenue from major customer (in hundredths)	22.00%		9.00%		17.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	6,360,000		6,775,000		6,721,000
Geographical information [Abstract]
Revenue	6,360,000		6,775,000		6,721,000
US [Member]
Segment Reporting Information [Line Items]
Revenues	178,213,000		136,834,000		127,351,000
Geographical information [Abstract]
Revenue	178,213,000		136,834,000		127,351,000
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	26,565,000		20,831,000		15,301,000
Geographical information [Abstract]
Revenue	26,565,000		20,831,000		15,301,000
Other [Member]
Segment Reporting Information [Line Items]
Revenues	62,889,000		57,528,000		62,324,000
Geographical information [Abstract]
Revenue	62,889,000		57,528,000		62,324,000
Medical Isotopes [Member]
Segment Reporting Information [Line Items]
Revenues	103,533,000		57,594,000		94,003,000
Direct cost of revenues	53,149,000		33,018,000		43,213,000
Selling, general and administration	14,337,000		15,134,000		13,361,000
Other expense, net	(38,000)		0		733,000
Segment earnings (loss)	36,085,000		9,442,000		36,696,000
Depreciation and amortization	7,088,000		4,698,000		3,862,000
Goodwill	900,000		900,000
Geographical information [Abstract]
Revenue	103,533,000		57,594,000		94,003,000
Targeted Therapies [Member]
Segment Reporting Information [Line Items]
Revenues	61,832,000		60,818,000		39,372,000
Direct cost of revenues	25,619,000		30,017,000		19,785,000
Selling, general and administration	15,785,000		13,260,000		9,770,000
Other expense, net	5,519,000		4,487,000		4,262,000
Segment earnings (loss)	14,909,000		13,054,000		5,555,000
Depreciation and amortization	8,530,000		6,693,000		4,960,000
Geographical information [Abstract]
Revenue	61,832,000		60,818,000		39,372,000
Sterilization Technologies [Member]
Segment Reporting Information [Line Items]
Revenues	108,662,000		103,556,000		78,322,000
Direct cost of revenues	47,308,000		41,642,000		33,037,000
Selling, general and administration	15,007,000		14,447,000		11,997,000
Other expense, net	207,000		13,000		515,000
Segment earnings (loss)	46,140,000		47,454,000		32,773,000
Depreciation and amortization	6,719,000		5,156,000		4,255,000
Goodwill	1,600,000		1,600,000
Geographical information [Abstract]
Revenue	108,662,000		103,556,000		78,322,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	0		0		0
Direct cost of revenues	0		0		0
Selling, general and administration	7,806,000		48,238,000		38,168,000
Other expense, net	4,552,000		17,871,000		2,709,000
Segment earnings (loss)	(12,358,000)		(66,109,000)		(40,877,000)
Depreciation and amortization	38,000		11,967,000		9,603,000
Geographical information [Abstract]
Revenue	$ 0		$ 0		$ 0

[1]	excludes AECL arbitration and legal costs of $12.2 million
[2]	excludes AECL arbitration and legal costs of $9.2 million
[3]	excludes AECL arbitration and legal costs of $1.9 million
[4]	excludes gain on sale of investment of $1.7 million
[5]	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million
[6]	excludes impairment of long-lived assets of $0.9 million